Income Taxes (Details) - Schedule of net deferred tax asset	7 Months Ended
Dec. 31, 2020 USD ($)
Deferred tax asset
Organizational costs/Startup expenses	$ 122,932
Net operating losses	14,645
Total deferred tax asset	137,577
Valuation allowance	(137,577)
Deferred tax asset, net of allowance